UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07850

PNC Advantage Funds

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 84.9%
Federal Farm Credit Bank — 8.3%
Federal Farm Credit Bank
5.250%, 09/13/10	$250	$250
Federal Farm Credit Bank (FRN)
0.200%, 12/17/10	1,000	1,000

		1,250
Federal Home Loan Bank — 28.2%
Federal Home Loan Bank (DN)
0.100%, 09/01/10 (A)	1,200	1,200
0.170%, 09/10/10 (A)	600	600
0.180%, 01/26/11 (A)	435	435
Federal Home Loan Bank (FRN)
0.220%, 05/26/11	1,000	1,000
0.250%, 06/07/11	1,000	1,000

		4,235
Federal Home Loan Mortgage Corporation — 25.0%
Federal Home Loan Mortgage Corporation (DN)
0.270%, 09/14/10 (A)	500	500
0.190%, 10/13/10 (A)	400	400
0.170%, 10/20/10 (A)	300	300
0.170%, 11/22/10 (A)	400	400
0.180%, 12/06/10 (A)	400	400
0.175%, 12/14/10 (A)	400	400
0.260%, 12/21/10 (A)	150	150
0.205%, 02/22/11 (A)	300	300
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.607%, 03/09/11	500	500
0.593%, 04/01/11	400	400

		3,750
Federal National Mortgage Association — 23.4%
Federal National Mortgage Association (DN)
0.210%, 09/01/10 (A)	500	500
0.170%, 09/01/10 (A)	300	300
0.180%, 09/20/10 (A)	400	400
0.190%, 09/22/10 (A)	200	200
0.200%, 11/10/10 (A)	400	400
0.170%, 11/15/10 (A)	750	750
0.180%, 12/13/10 (A)	270	270
0.245%, 01/18/11 (A)	300	299
Federal National Mortgage Association (MTN)
2.875%, 10/12/10	400	401

		3,520
Total U.S. Government Agency Obligations
(Cost $12,755)		12,755
U.S. Treasury Bill† — 13.3%
0.118%, 09/16/10	2,000	2,000

Total U.S. Treasury Obligation
(Cost $2,000)		2,000

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.5%
AIM Government & Agency Portfolio	223,192	$223

Total Money Market Fund
(Cost $223)		223
TOTAL INVESTMENTS — 99.7%
(Cost $14,978)*		14,978
Other Assets & Liabilities — 0.3%		42
TOTAL NET ASSETS — 100.0%		$15,020

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

Please see Investment Abbreviations and Definitions on Page 8.

See Notes to Schedules of Investments.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Money Market Fund	$223	$ –	$–	$ 223

U.S. Government Agency Obligations	–	12,755	–	12,755

U.S. Treasury Obligation	–	2,000	–	2,000

Total Assets – Investments in Securities	$223	$14,755	$–	$14,978

See Notes to Schedules of Investments.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
BANK NOTE — 1.7%
Bank Note — 1.7%
Goldman Sachs Promissory Note
0.720%, 11/05/10	$16,000	$16,000

Total Bank Note
(Cost $16,000)		16,000
CERTIFICATES OF DEPOSIT — 3.5%
Yankee — 3.5%
Nordea Bank Finland NY
0.360%, 10/01/10	5,000	5,000
Royal Bank of Canada NY
0.340%, 09/22/10	6,300	6,300
Svenska Handelsbanken NY
0.380%, 10/06/10	2,400	2,400
0.340%, 10/26/10	5,000	5,001
Toronto Dominion Bank NY
0.295%, 12/09/10	2,000	2,000
Westpac Banking NY
0.554%, 10/06/10	4,000	4,000
0.280%, 10/14/10	4,000	4,000
0.380%, 11/16/10	4,000	4,000

Total Certificates of Deposit
(Cost $32,701)		32,701
COMMERCIAL PAPER† — 38.9%
Banks — 18.3%
Abbey National North America LLC
0.340%, 10/01/10	8,000	7,998
Australia & New Zealand Banking Group
0.634%, 10/20/10	10,000	9,991
Bank of Nova Scotia
0.250%, 09/21/10	4,000	3,999
0.330%, 10/13/10	6,000	5,998
0.280%, 10/22/10	4,000	3,998
0.255%, 11/16/10	4,000	3,998
Barclays US Funding
0.320%, 09/16/10	9,000	8,999
Canadian Imperial Bank
0.250%, 09/28/10	5,000	4,999
0.420%, 01/24/11	5,000	5,000
Commonwealth Bank Australia
0.280%, 10/29/10	4,000	3,998
0.280%, 11/30/10	8,000	7,994
Deutsche Bank Financial LLC
0.270%, 09/27/10	6,000	5,999
0.390%, 10/01/10	10,000	9,997
HSBC USA
0.280%, 09/15/10	4,000	4,000
0.280%, 09/24/10	9,000	8,998
0.260%, 11/12/10	4,000	3,998
JPMorgan Chase
0.250%, 09/21/10	5,000	4,999
National Australia Funding Delaware
0.425%, 09/13/10	5,000	4,999
0.320%, 10/07/10	6,000	5,998
0.260%, 11/10/10	7,000	6,997
Nordea North America
0.280%, 10/25/10	5,000	4,998

	Par (000)	Value (000)
Rabobank USA Financial
0.260%, 09/03/10	$2,400	$2,400
0.310%, 10/14/10	6,000	5,998
0.290%, 11/05/10	8,000	7,996
0.280%, 12/29/10	1,700	1,698
Societe Generale North America
0.230%, 09/01/10	20,000	20,000
Toronto Dominion Holdings USA
0.260%, 09/22/10	3,000	3,000
0.300%, 10/18/10	4,000	3,998

		173,045
Consumer Staples — 2.2%
Nestle Capital
0.280%, 09/03/10	4,335	4,335
0.290%, 12/14/10	5,000	4,996
Procter & Gamble
0.240%, 10/20/10	3,000	2,999
0.260%, 11/22/10	8,000	7,995

		20,325
Financial Services — 16.7%
Alpine Securitization
0.250%, 09/07/10	15,000	14,999
American Honda Finance
0.290%, 10/27/10	6,000	5,997
0.310%, 11/02/10	7,600	7,596
Edison Asset Securitization LLC
0.240%, 09/16/10	4,000	4,000
Fairway Finance LLC
0.240%, 09/24/10	10,000	9,999
FCAR Owner Trust
0.270%, 09/08/10	12,500	12,499
0.250%, 09/15/10	4,000	4,000
General Electric Capital
0.230%, 09/16/10	2,000	2,000
General Electric Capital Services
0.250%, 09/01/10	3,000	3,000
Jupiter Securitization LLC
0.260%, 10/08/10	7,000	6,998
Liberty Street Funding LLC
0.230%, 09/20/10	7,000	6,999
Old Line Funding LLC
0.240%, 09/13/10	4,000	4,000
0.280%, 10/05/10	10,000	9,997
Sheffield Receivables
0.290%, 10/04/10	4,200	4,199
Starbird Funding
0.240%, 09/01/10	20,000	20,000
Straight-A Funding LLC
0.300%, 09/14/10	6,000	5,999
0.270%, 10/06/10	9,000	8,998
Variable Funding Capital LLC
0.240%, 09/13/10	11,000	10,999
Wal-Mart Funding
0.260%, 09/10/10	16,000	15,999

		158,278

See Notes to Schedules of Investments.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
Insurance — 0.8%
New York Life Capital
0.260%, 09/28/10	$4,000	$3,999
0.250%, 10/19/10	4,000	3,999

		7,998
Sovereign Agency — 0.9%
KFW
0.280%, 11/10/10	8,800	8,795
Total Commercial Paper
(Cost $368,441)		368,441
CORPORATE BONDS — 1.8%
Banks — 0.5%
Wachovia Bank NA (FRN)
0.606%, 12/02/10	5,000	5,001
Financial Services — 0.4%
General Electric Capital (FRN)
0.618%, 10/21/10	4,000	4,001
Insurance — 0.9%
Metropolitan Life Global Funding I (FRN)
1.139%, 09/17/10 (A)	8,200	8,202
Total Corporate Bonds
(Cost $17,204)		17,204
FUNDING AGREEMENT — 0.9%
New York Life Funding Agreement (FRN)
0.578%, 06/02/11 (B)	9,000	9,000

Total Funding Agreement
(Cost $9,000)		9,000
MUNICIPAL BONDS — 8.7%
Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series X-2 (VRDN)
0.200%, 07/01/37	10,000	10,000
Massachusetts — 0.9%
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series Y (VRDN)
0.170%, 07/01/35	9,000	9,000
Ohio — 2.2%
Ohio State (GO) Series B (VRDN)
0.240%, 03/15/25	4,740	4,740
Ohio State University (RB) Series B (VRDN)
0.240%, 12/01/28	16,020	16,020

		20,760
Rhode Island — 1.6%
Rhode Island Health and Educational Building, Brown University (RB) Series B (VRDN)
0.230%, 09/01/43	14,930	14,930
Texas — 2.9%
Red River Education Finance, Texas Christian University Project (RB) (VRDN)
0.280%, 03/15/35	14,500	14,500

	Par (000)	Value (000)
University of Texas (RB) Series B (VRDN)
0.230%, 08/01/39	$13,000	$13,000

		27,500
Total Municipal Securities
(Cost $82,190)		82,190
U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.9%
Federal Farm Credit Bank — 2.5%
Federal Farm Credit Bank (FRN)
0.246%, 02/14/11	6,000	6,001
0.359%, 05/18/11	5,000	5,006
0.400%, 06/01/11	3,750	3,750
0.247%, 08/23/11	9,000	8,999

		23,756
Federal Home Loan Bank — 5.5%
Federal Home Loan Bank (DN)
0.440%, 10/07/10 (C)	25,000	25,000
0.500%, 10/25/10 (C)	18,000	18,001
0.350%, 04/01/11 (C)	5,000	5,004
Federal Home Loan Bank (FRN)
0.202%, 11/19/10	4,000	3,999

		52,004
Federal Home Loan Mortgage Corporation — 3.8%
Federal Home Loan Mortgage Corporation (DN)
0.280%, 09/20/10 (C)	2,000	2,000
0.188%, 10/05/10 (C)	3,037	3,036
0.275%, 10/25/10 (C)	8,000	7,997
0.170%, 11/22/10 (C)	8,000	7,995
0.175%, 12/14/10 (C)	5,000	4,996
Federal Home Loan Mortgage Corporation (MTN)
3.125%, 10/25/10	10,000	10,042

		36,066
Federal National Mortgage Association — 6.1%
Federal National Mortgage Association (DN)
0.280%, 09/15/10 (C)	3,810	3,810
0.275%, 09/15/10 (C)	6,000	5,999
0.190%, 09/29/10 (C)	9,329	9,328
0.275%, 10/25/10 (C)	18,000	17,993
0.270%, 12/29/10 (C)	5,000	4,995
Federal National Mortgage Association (MTN)
2.875%, 10/12/10	15,000	15,040

		57,165
Total U.S. Government Agency Obligations
(Cost $168,991)		168,991
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bill† — 0.4%
0.185%, 12/30/10	4,000	3,998
U.S. Treasury Note — 0.5%
2.000%, 09/30/10	5,000	5,007

Total U.S. Treasury Obligations
(Cost $9,005)		9,005

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
MONEY MARKET FUND — 3.0%
AIM STIT Liquid Assets Portfolio	28,690,264	$28,690

Total Money Market Fund
(Cost $28,690)		28,690
AFFILIATED MONEY MARKET FUND — 3.2%
BlackRock Liquidity Funds TempFund Portfolio††	30,000,000	30,000

Total Affiliated Money Market Fund
(Cost $30,000)		30,000

	Par (000)
REPURCHASE AGREEMENTS — 18.2%

Bank of America Securities LLC

0.250% (dated 08/31/10, due 09/01/10, repurchase price $29,000,201, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 5.000% to 6.500%, due 01/01/38 to 03/01/38 , total market value $29,580,000)	$29,000	29,000

Deutsche Bank Securities

0.250% (dated 08/31/10, due 09/01/10, repurchase price $29,000,201, collateralized by Federal National Mortgage Association Bond, 7.000%, due 03/01/37, total market value $29,580,000)	29,000	29,000

Goldman Sachs

0.250% (dated 08/31/10, due 09/01/10, repurchase price $24,000,167, collateralized by Federal Home Loan Mortgage Corporation Bonds, 4.000% to 6.500%, due 05/01/24 to 01/01/29, total market value $24,480,000)	24,000	24,000

Goldman Sachs (TLGP) (FDIC)

0.250% (dated 08/31/10, due 09/01/10, repurchase price $24,000,167, collateralized by General Electric Capital (FDIC), 2.250%, due 03/12/12, total market value $24,480,000)	24,000	24,000

Greenwich Capital

0.250% (dated 08/31/10, due 09/01/10, repurchase price $29,000,201, collateralized by U.S. Treasury Note, 0.625%, due 06/30/12, total market value $29,583,842)	29,000	29,000

	Par (000)	Value (000)
JPMorgan Securities

0.240% (dated 08/31/10, due 09/01/10, repurchase price $24,000,160, collateralized by Federal Home Loan Mortgage Corporation Adjustable Rate Mortgage Notes, 4.883% to 5.827%, due 12/01/35 to 05/01/38, total market value $24,481,008)	$24,000	$24,000

UBS Securities LLC

0.240% (dated 08/31/10, due 09/01/10, repurchase price $13,000,087, collateralized by Government National Mortgage Association Bond, 5.000%, due 09/20/39, total market value $13,261,412)	13,000	13,000

Total Repurchase Agreements
(Cost $172,000)		172,000
TOTAL INVESTMENTS — 98.7%
(Cost $934,222)*		934,222
Other Assets & Liabilities — 1.3%		12,352
TOTAL NET ASSETS — 100.0%		$946,574

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedules of Investments.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $8,202 (000) and represents 0.9% of net assets as of August 31, 2010.
(B)	Illiquid Security. Total market value of illiquid securities is $9,000 (000) and represents 0.0% of net assets as of August 31, 2010.
(C)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

Please see Investment Abbreviations and Definitions on Page 8.

See Notes to Schedules of Investments.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)
Affiliated Money Market Fund	$30,000	$ –	$–	$ 30,000

Bank Note	–	16,000	–	16,000

Certificates of Deposit	–	32,701	–	32,701

Commercial Paper	–	368,441	–	368,441

Corporate Bonds	–	17,204	–	17,204

Funding Agreement	–	9,000	–	9,000

Money Market Fund	–	28,690	–	28,690

Municipal Bonds	–	82,190	–	82,190

Repurchase Agreements	–	172,000	–	172,000

U.S. Government Agency Obligations	–	168,991	–	168,991

U.S. Treasury Obligation	–	9,005	–	9,005

Total Assets – Investments in Securities	$30,000	$904,222	$–	$934,222

See Notes to Schedules of Investments.

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2010 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 96.9%
U.S. Treasury Bills† — 96.9%
0.116%, 09/02/10	$18,600	$18,600
0.130%, 09/02/10	2,000	2,000
0.138%, 09/02/10	1,000	1,000
0.155%, 09/09/10	1,000	1,000
0.118%, 09/16/10	1,000	1,000
0.123%, 09/23/10	300	300
0.212%, 09/23/10	700	700
0.158%, 09/30/10	1,000	1,000
0.143%, 10/21/10	700	699

		26,299
Total U.S. Treasury Obligations
(Cost $26,299)		26,299

	Number of Shares
MONEY MARKET FUND — 3.0%
Federated U.S. Treasury Cash Reserve Money Market Fund	827,913	828

Total Money Market Fund
(Cost $828)		828

TOTAL INVESTMENTS — 99.9%
(Cost $27,127)*		27,127
Other Assets & Liabilities — 0.1%		27
TOTAL NET ASSETS — 100.0%		$27,154

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

Please see Investment Abbreviations and Definitions on Page 8

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2010 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Market Value at August 31, 2010 (000)

Affiliated Money Market Fund	$828	$ –	$–	$ 828

U.S. Treasury Obligations	–	26,299	–	26,299

Total Assets – Investments in Securities	$828	$26,299	$–	$27,127

See Notes to Schedules of Investments.

PNC Advantage Funds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

August 31, 2010 (Unaudited)

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on August 31, 2010, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

TLGP — Temporary Liquidity Guarantee Program

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2010, and the date shown is the final maturity date, not the next reset or put date.

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2010 (Unaudited)

Fund Organization

PNC Advantage Funds (the “Trust”), formerly Allegiant Advantage Funds, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust that was organized on May 18, 1993. The Trust currently offers three diversified investment portfolios, the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (the “Funds”).

1. Significant Accounting Policies

Investment Valuation

The investments of the Funds, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on August 31, 2010 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing net asset value.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Investment Companies – investments in certain money market investment trusts falling outside of the 1940 act that are priced at amortized cost.

Fixed Income Securities – Pricing service supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; repurchase agreement; or, the use of multiple broker quoted prices or indications of value.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on the Fund’s own assumptions in determining fair value of investments.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

PNC Advantage Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2010 (Unaudited)

The Funds did not have any significant transfers between Level 1 and Level 2 during the three months ended August 31, 2010.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of August 31, 2010 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for purposes of preparing the Schedules of Investments.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

2. Affiliated Fund

The PNC Financial Services Group (“PNC Group”), the indirect parent company of PNC Capital Advisors, LLC, the investment adviser to the Trust (the “Adviser”), owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliated with the Adviser.The Institutional Money Market Fund invests in the BlackRock Liquidity FundsTempFund Portfolio, details of which are included in the Fund’s Schedule of Investments.

There were no purchases or sales of the BlackRock Liquidity Funds TempFund Portfolio during the three months ended August 31, 2010.

3. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date October 27, 2010

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date October 27, 2010

* Print the name and title of each signing officer under his or her signature.